Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
Borrowings

Note 7:   Borrowings

At December 31, 2023 and 2022, as a member of the Federal Home Loan Bank system the Bank had the ability to obtain up to $87.5 million and $177.2 million, respectively, in additional borrowings based on securities and certain loans pledged to the FHLB. At December 31, 2023, Advances from the Federal Home Loan Bank were $75 million. The Company did not have any advances from the Federal Home Loan Bank at December 31, 2022. At December 31, 2023, required annual payments on Federal Home Loan Bank advances were for year ending December 31, 2026 $20 million (4.39% fixed rate), December 31, 2027 $35 million (4.24% fixed rate) and December 31, 2028 $20 million (4.11% fixed rate).

At December 31, 2023 and 2022, the Bank had approximately $251.0 million and $248.0 million, respectively of one- to four-family residential real estate and commercial real estate loans pledged as collateral for borrowings. Also at December 31, 2023 and 2022, the Company and the Bank have cash management lines of credit with various correspondent banks (excluding FHLB cash management lines of credit) enabling additional borrowings of up to $18.0 million. At December 31, 2022 the Company had no outstanding borrowings with the FHLB.

Securities sold under repurchase agreements were approximately $26.8 million and $18.1 million at December 31, 2023 and 2022, respectively.

Securities sold under agreements to repurchase are financing arrangements whereby the Company sells securities and agrees to repurchase the identical securities at the maturities of the agreements at specified prices. Physical control is maintained for all securities sold under repurchase agreements. Information concerning securities sold under agreements to repurchase is summarized as follows:

	2023	2022

	(Dollars in thousands)
Balance outstanding at year end	$26,781	$18,106
Average daily balance during the year	$25,049	$22,581
Average interest rate during the year	4.17%	1.02%
Maximum month-end balance during the year	$30,509	$28,114
Weighted-average interest rate at year end	4.589%	3.04%

All repurchase agreements are subject to term and conditions of repurchase/security agreements between the Company and the customer and are accounted for as secured borrowings. The Company’s repurchase agreements reflected in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis.

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

(In thousands)

	Overnight and			Greater than 90
December 31, 2023	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
State and municipal obligations	$26,781	$—	$—	$—	$26,781
Total	$26,781	$—	$—	$—	$26,781

	Overnight and			Greater than 90
December 31, 2022	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
U.S government agencies	$18,106	$—	$—	$—	$18,106
Total	$18,106	$—	$—	$—	$18,106

Securities with an approximate carrying value of $41.1 million and $38.8 million at December 31, 2023 and 2022, respectively, were pledged as collateral for repurchase borrowings.